Schedule of Supplemental Balance Sheet Information Related to Operating and Financing Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets, net	$ 2,636	$ 2,934	$ 4,073
Right-of-use lease liabilities, current	1,252	1,204	1,035
Right-of-use lease liabilities, noncurrent	1,523	1,845	3,037
Total operating lease liabilities	2,775	3,049	4,072
Machinery and equipment, gross	601	588	607
Accumulated depreciation	(361)	(333)	(251)
Machinery and equipment, net	240	255	356
Current liabilities	69	66	81
Noncurrent liabilities	129	145	216
Total financing lease liabilities	$ 198	$ 211	$ 297
Weighted average remaining lease term, Operating leases (in years)	1 year 10 months 24 days	2 years 2 months 12 days	3 years 2 months 12 days
Weighted average remaining lease term, Financing leases (in years)	2 years 10 months 24 days	3 years 2 months 12 days	3 years 10 months 24 days
Operating leases	11.73%	11.75%	11.80%
Financing leases	12.17%	12.13%	12.10%